Condensed Statement Of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Schedule Of Condensed Statements Of Operations [Line Items]
Net Sales	$ 286.6	$ 298.2	$ 244.9	$ 249.9	$ 201.9	$ 252.2	$ 226.2	$ 229.9	$ 209.8	$ 530.3	$ 451.8	$ 994.9	$ 918.1	$ 857.9
Cost of sales (exclusive of items shown separately below)	254.4	261.3	214.1	220.3	173.9	218.2	197.5	203.0	180.6	471.9	394.2	869.6	799.3	753.9
Selling, general and administrative	13.5			11.2						25.8	21.5	41.9	40.9	26.7
Depreciation and amortization	5.3			5.5						11.4	10.8	22.3	24.6	27.9
Interest expense	12.6			5.8						23.8	11.8	22.3	30.8	37.0
Other, net	10.4			2.5						16.2	4.2	25.6	13.5	10.3
(Loss) income from continuing operations before income taxes	(9.6)	4.4	(0.5)	4.6	4.7	1.9	1.6	1.0	4.5	(18.8)	9.3	13.2	9.0	2.1
Income tax (benefit) provision	2.1			3.3						7.0	5.6	18.9	6.1	(3.9)
(Loss) income from continuing operations	(11.7)	(0.7)	(8.7)	1.3	2.4	(0.8)	1.3	0.5	1.9	(25.8)	3.7	(5.7)	2.9	6.0
Income from discontinued operations	(0.1)	3.5	(0.8)	0.4		1.3	(0.1)	(0.5)	(0.7)		0.4	3.1		0.8
(Loss) income before equity income of subsidiaries	(11.8)			1.7						(25.8)	4.1	(2.6)	2.9	6.8
Net (loss) income	(11.8)	2.8	(9.5)	1.7	2.4	0.5	1.2		1.2	(25.8)	4.1	(2.6)	2.9	6.8
Comprehensive income (loss)	11.1			16.5						20.0	33.6	(189.5)	(15.3)	79.4
Parent
Schedule Of Condensed Statements Of Operations [Line Items]
Selling, general and administrative	8.3			7.6						16.6	14.4	26.4	27.1	13.0
Depreciation and amortization												0.1	0.1	0.1
Interest expense	12.0			4.9						22.6	9.9	18.7	25.6	31.7
Other, net	12.2			4.0						22.7	7.8	26.7	11.9	15.9
(Loss) income from continuing operations before income taxes	(32.5)			(16.5)						(61.9)	(32.1)	(71.9)	(64.7)	(60.7)
Income tax (benefit) provision	(5.7)			(10.3)						(12.1)	(13.4)	(16.9)	(25.5)	(9.1)
(Loss) income from continuing operations	(26.8)			(6.2)						(49.8)	(18.7)	(55.0)	(39.2)	(51.6)
Income from discontinued operations	(0.1)			0.4							0.4	3.1		0.8
(Loss) income before equity income of subsidiaries	(26.9)			(5.8)						(49.8)	(18.3)	(51.9)	(39.2)	(50.8)
Equity income of subsidiaries	15.1			7.5						24.0	22.4	49.3	42.1	57.6
Net (loss) income	(11.8)			1.7						(25.8)	4.1	(2.6)	2.9	6.8
Comprehensive income (loss)	11.1			16.5						20.0	33.6	(189.5)	(15.3)	79.4
Guarantor Subsidiaries
Schedule Of Condensed Statements Of Operations [Line Items]
Net Sales	279.7			240.2						517.4	431.9	962.0	885.0	822.8
Cost of sales (exclusive of items shown separately below)	249.4			212.4						462.2	378.6	844.2	774.8	728.5
Selling, general and administrative	5.0			3.4						8.8	6.7	14.6	12.9	13.0
Depreciation and amortization	5.0			5.2						10.9	10.3	21.1	23.5	26.8
Interest expense	0.6			0.9						1.2	1.9	3.6	5.2	5.3
Other, net	(2.8)			(2.3)						(8.3)	(5.3)	(4.3)	(1.5)	(8.6)
(Loss) income from continuing operations before income taxes	22.5			20.6						42.6	39.7	82.8	70.1	57.8
Income tax (benefit) provision	8.5			5.1						20.8	10.1	34.4	39.8	3.4
(Loss) income from continuing operations	14.0			15.5						21.8	29.6	48.4	30.3	54.4
(Loss) income before equity income of subsidiaries	14.0			15.5						21.8	29.6	48.4	30.3	54.4
Net (loss) income	14.0			15.5						21.8	29.6	48.4	30.3	54.4
Comprehensive income (loss)	30.2			24.1						54.2	46.8	(119.5)	4.1	126.8
Non-guarantor Subsidiaries
Schedule Of Condensed Statements Of Operations [Line Items]
Net Sales	6.9			9.7						12.9	19.9	32.9	33.1	35.1
Cost of sales (exclusive of items shown separately below)	5.2			8.0						10.0	15.9	26.0	25.0	25.9
Selling, general and administrative	0.2			0.2						0.4	0.4	0.9	0.9	0.7
Depreciation and amortization	0.3			0.3						0.5	0.5	1.1	1.0	1.0
Other, net	0.8			0.7						1.5	1.4	2.6	2.6	2.5
(Loss) income from continuing operations before income taxes	0.4			0.5						0.5	1.7	2.3	3.6	5.0
Income tax (benefit) provision	(0.7)			8.5						(1.7)	8.9	1.4	(8.2)	1.8
(Loss) income from continuing operations	1.1			(8.0)						2.2	(7.2)	0.9	11.8	3.2
(Loss) income before equity income of subsidiaries	1.1			(8.0)						2.2	(7.2)	0.9	11.8	3.2
Net (loss) income	1.1			(8.0)						2.2	(7.2)	0.9	11.8	3.2
Comprehensive income (loss)	1.1			(8.0)						2.2	(7.2)	0.9	11.8	3.2
Eliminations
Schedule Of Condensed Statements Of Operations [Line Items]
Cost of sales (exclusive of items shown separately below)	(0.2)			(0.1)						(0.3)	(0.3)	(0.6)	(0.5)	(0.5)
Other, net	0.2			0.1						0.3	0.3	0.6	0.5	0.5
Equity income of subsidiaries	(15.1)			(7.5)						(24.0)	(22.4)	(49.3)	(42.1)	(57.6)
Net (loss) income	(15.1)			(7.5)						(24.0)	(22.4)	(49.3)	(42.1)	(57.6)
Comprehensive income (loss)	$ (31.3)			$ (16.1)						$ (56.4)	$ (39.6)	$ 118.6	$ (15.9)	$ (130.0)